Long-Term Government Loan Payable and Government Grant - Gross proceeds of Government Loans and Government Grant (Details) - CAD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Feb. 28, 2023	Jun. 30, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Government Loan Payable and Government Grant
Government Loan							$ 4,299	$ 3,777	$ 1,000
Government Grant							849	1,121
Total							5,148	4,898	$ 1,000
Long-term government loan payable							4,299	3,777
Government grant							849	1,121
Transaction costs incurred in setting up the contribution agreement							0
Contribution agreement with the FedNor
Long-Term Government Loan Payable and Government Grant
Government Loan			$ 1,216	$ 938	$ 1,579	$ 1,000
Total			$ 1,216	$ 938	$ 1,579	$ 1,000
Contribution agreement with the NOHFC
Long-Term Government Loan Payable and Government Grant
Government Grant		$ 165
Total		$ 165
Contribution agreement with allocation to government grant
Long-Term Government Loan Payable and Government Grant
Government Loan								(956)
Government Grant								$ 956
Contribution agreement with FedNor (Nickel Study)
Long-Term Government Loan Payable and Government Grant
Government Loan	$ 250
Total	$ 250
Contribution agreement with Accretion
Long-Term Government Loan Payable and Government Grant
Government Loan							272
Government Grant							$ (272)